Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
LEASES
6.	LEASES

Ground Lease

The Company leases land under a ground lease agreement to support its data center facility. Lease payments are made in cash in accordance with the lease terms. The balance of the related ROU asset was $54,444 and $81,712 as of March 31, 2026 and December 31, 2025, respectively.

The lease agreement includes extension options, which may extend the lease beyond the original period. The Company has not included the potential impact of any additional extension options in the calculation of the lease term or related lease liability as of March 31, 2026 and December 31, 2025.

Office Lease

In November 2022, Signing Day Sports signed a 6-month short-term lease for office space which expired on April 30, 2023. Rent for the first month was $6,742 and was $7,491 plus rental tax for each subsequent month through April 2023. Signing Day Sports amended and renewed this office space lease under a long-term operating lease which commenced on May 4, 2023 and ends on August 3, 2026. Monthly rent ranged from $7,359 to $8,042 per month plus tax. The lease contains escalating rental payments and one option to renew for up to three years. The exercise of the lease renewal option is at the Company’s sole discretion. The lease agreement does not include any material residual value guarantees or material restrictive covenants. This lease was assumed as part of the Business Combination. The balance of the related ROU asset was $28,067 as of March 31, 2026.

As of March 31, 2026, the weighted-average remaining lease term for both operating leases was 0.42 years and the weighted-average discount rate for operating leases was 2.14%.

During the three months ended March 31, 2026 the Company made cash payments towards both leases to reduce its operating lease liabilities of approximately $47,896 and $26,715 towards the ground lease during the three months ended March 31, 2025.

Future minimum non-cancelable lease commitments under this lease are as follows:

Future Minimum Payments
2026	$87,010
2027	-
2028	-
2029	-
2030	-
Thereafter	-
Total undiscounted cash flows	87,010
Less: Present value discount	(770)
Total lease obligations	$86,240

6.	LEASES

The Company leases land under a ground lease agreement to support its data center facility. Lease payments are made in cash in accordance with the lease terms. The balance of the related ROU asset was $81,712 and $188,936 as of December 31, 2025 (Successor) and December 31, 2024 (Successor), respectively.

As of December 31, 2025 (Successor) and December 31, 2024 (Successor), the weighted-average remaining lease term for operating leases was 0.75 years and 1.75 years, respectively. As of December 31, 2025 (Successor) and December 31, 2024 (Successor), the weighted-average discount rate for operating leases was 1.37% for both years.

The lease agreement includes extension options, which may extend the lease beyond the original period. The Company has not included the potential impact of any additional extension options in the calculation of the lease term or related lease liability.

During the year ended December 31, 2025 (Successor), the period from February 8, 2024 to December 31, 2024 (Successor), and the period from January 1, 2024 to February 7, 2024 (Predecessor), the Company made cash payments to reduce its operating lease liability of approximately $109,200, $97,652, and $11,348, respectively.

Future minimum non-cancelable lease commitments under this lease are as follows:

Future Minimum Payments
2026	$81,900
2027	-
2028	-
2029	-
2030	-
Thereafter	-
Total undiscounted cash flows	81,900
Less: Present value discount	(188)
Total lease obligations	$81,712